UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 3,329	$ 3,239
Financial assets	1,409	1,537
Accounts and other receivable, net	6,191	5,178
Inventory, net	2,870	2,416
Other assets	2,094	2,969
Current assets	15,893	15,339
Non-Current Assets
Financial assets	10,249	10,834
Accounts and other receivable, net	957	1,101
Other assets	844	343
Property, plant and equipment	10,591	13,232
Deferred income tax assets	1,959	1,744
Intangible assets	19,158	18,317
Equity accounted investments	2,397	2,325
Goodwill	13,287	12,239
Total assets	75,335	75,474
Current Liabilities
Accounts payable and other	8,185	10,550
Non-recourse borrowings in subsidiaries of the partnership	1,360	1,616
Current liabilities	9,545	12,166
Non-Current Liabilities
Accounts payable and other	5,581	6,141
Corporate borrowings	1,116	2,142
Non-recourse borrowings in subsidiaries of the partnership	41,133	35,104
Deferred income tax liabilities	2,639	2,613
Total liabilities	60,014	58,166
Equity
Limited partners	2,291	1,752
Non-controlling interests attributable to:
Redemption-exchange units	1,330	1,644
Special limited partner	0	0
BBUC exchangeable shares	1,805	1,721
Preferred securities	740	740
Interest of others in operating subsidiaries	9,155	11,451
Total equity	15,321	17,308
Total equity and liabilities	$ 75,335	$ 75,474